Line of Credit Arrangement	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
LINE OF CREDIT ARRANGEMENT

NOTE 4:- LINE OF CREDIT ARRANGEMENT

On April 5, 2022, the Company entered into a secured line of credit agreement for up to $15,000 with Kreos Capital VI (Expert Fund) LP (“Kreos”) (the “Credit Line”). The Credit Line is comprised of three tranches in the amount of $10,000, $2,500 and $2,500, respectively, in which the first tranche in the amount of $10,000 (the “First Tranche”) was drawn on April 26, 2022. In addition, in accordance with the Credit Line agreement, the Company will issue to Kreos warrants to purchase the Company’s Ordinary shares equal to 8% of the amount of each tranche, when and if borrowed, with an exercise price of $5.14 per share. The expiration date for each warrant issued will be seven years from the issuance date. Accordingly, as a result of the First Tranche withdrawal, the Company issued to Kreos a warrant in the total amount of $800. The total number of shares issuable upon exercise is equal to the total amount divided by the exercise price.

The Credit Line is denominated in USD and bears interest at an annual rate equal to 9.25%. The interest paid due to the Credit Line for the six-month period ended June 30, 2022, amounted to $77.

On each drawdown date, the Company shall pay to Kreos on the drawdown date the last month payment for each tranche. For the First Tranche the amount the Company paid was $317.

On May 19, 2022, the second tranche milestone was met following the independent data safety monitoring board review of interim analysis of SHEILD I, which recommended to end the trial at the lower end of the patient recruitment target as agreed in the Credit Line agreement (the “Second Tranche”). As of June 30, 2022, the Company has yet to draw the Second Tranche (for further information see Note 7).

Drawdown of the third and final tranche of $2,500 will be available subject to obtaining positive top-line results from the SHIELD I trial of the Company or if other conditions are met as agreed in the Credit Line agreement (the “Third Tranche”). Drawdown of the Third Tranche can be made by December 31, 2022.

The Company has concluded that the Credit Line Arrangement include several legally detachable and separately exercisable freestanding financial instruments: The first tranche term loan, the warrants, and the right to receive additional loan tranches (the “Financial Commitment Asset” or “FCA”).

The Company has concluded that the warrants should be classified as equity since the warrants are not an ASC No. 480 liability, are indexed to the Company’s own share and meet all the equity classification conditions pursuant to ASC No. 815-40. The Company has also concluded that the FCA is not indexed to the Company’s own share and should be measured at fair value, with changes in fair value recognized in earnings. In addition, the First Tranche term loan was accounted for using the effective interest method.

The Company allocated the proceeds received under the Credit Line between the warrants and the First Tranche term loan using the relative fair value method. The proceeds allocation resulted in $9,532 (unaudited) allocated to the First Tranche and $468 (unaudited) allocated to the warrants, net of issuance costs.

During the six-month period ended on June 30, 2022, the Company recognized $223 of interest expenses related to the First Tranche, which were included as part of financial expenses in the Company’s statements of operation.

the FCA was measured at its fair value (hierarchy level 3) and presented under prepaid expenses and other current assets in the interim condensed consolidated balance sheets.

The fair value of the underlying asset for the FCA calculation was calculated based on the Monte-Carlo option pricing model using the following inputs:

	June 30,	April 26,
	2022	2022

Expected volatility (%)	65	72
Risk-free interest rate (%)	1.72	1.21

The fair value of the FCA was calculated based on the Black-Scholes option pricing model using the following inputs:

	June 30,	April 26,
	2022	2022

Dividend yield (%)	-	-
Expected volatility (%)	60.8-60.96	60.96-61.11
Risk-free interest rate (%)	3.03-3.04	2.88
Expected term (in years)	6.52-6.73	6.52-6.73

The following table sets forth the changes in the FCA’s fair value (unaudited):

Balance as of January 1, 2022	$-
Issuance of a FCA	17
Changes to the fair value accounted for as financial income	121

Balance as of June 30, 2022	$138